FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2016
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of September 30, 2016 and December 31, 2015 are as follows:

		September 30, 2016		December 31, 2015
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	69,397	69,397	40,686	40,686
Restricted cash	Level 1	160,306	160,306	193,273	193,273
High-Yield and 2015 Norwegian Bonds (1)	Level 1	312,813	303,177	297,007	298,845
Long-term debt — floating (2)	Level 2	1,116,292	1,116,292	1,047,781	1,047,781
Obligations under capital leases (2)	Level 2	123,911	123,911	143,112	143,112

Derivatives:
Interest rate swaps asset (3) (4)	Level 2	—	—	1,881	1,881
Cross currency interest rate swap liability (5)	Level 2	69,867	69,867	89,015	89,015
Interest rate swaps liability (3) (4)	Level 2	27,363	27,363	15,540	15,540

(1) This pertains to bonds with a carrying value of $312.8 million and $297.0 million as of September 30, 2016 and December 31, 2015, respectively, which are included under long-term debt on the balance sheet. The fair value of the bonds as of September 30, 2016 was $303.2 million (2015: $298.8 million), which is 96.9% of their face value (2015: 100.6%).

(2) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. The long term debt is presented gross of deferred financing cost of $18.3 million as of September 30, 2016 (2015: $13.7 million).

(3) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of September 30, 2016 and December 31, 2015 was a net liability of $0.3 million (with a notional amount of $85.0 million) and a net liability of $1.6 million (with a notional amount of $142.5 million), respectively. The expected maturity of the remaining designated interest rate agreement is February 2018.

(5) In order to hedge our exposure to currency fluctuations under our NOK-denominated senior unsecured bonds (“High-Yield Bonds”), we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of September 30, 2016, the following are the details on the cross currency interest rate swap:

Instrument (in thousands of $, unless otherwise indicated)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(69,867)

Offsetting Assets

	September 30, 2016			December 31, 2015
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,881	(1,881)	—
Total liability derivatives	27,363	—	27,363	15,540	(1,881)	13,659

Offsetting Liabilities

	September 30, 2016			December 31, 2015
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,881	(1,881)	—
Total liability derivatives	27,363	—	27,363	15,540	(1,881)	13,659

Interest Rate Swap Transactions
As of September 30, 2016, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below. The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity dates			Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	1,370,549	(1)	Feb 2018	to	May 2022	1.070%	to	6.485%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in footnote 5 above.